Investment Strategy - Alps Equal Sector Weight ETF	Jun. 01, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund will seek investment results that correspond (before fees and expenses) generally to the performance of the Underlying Index. The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Underlying Index. The Underlying Index is designed to track the performance of U.S. large-capitalization equities by allocating equal weight across economic sectors, while maintaining float-adjusted market capitalization weighting within each sector. The Underlying Index seeks to reduce sector concentration risk relative to traditional capitalization-weighted benchmarks while preserving market representation within each sector. The Underlying Index is comprised of the constituents of the VettaFi U.S. Equity Large-Cap 500 Index, which represents the 500 largest US stocks, grouped into one of eleven Global Industry Classification Standard (“GICS”) economic sectors. The eleven GICS sectors are: (i) communication services; (ii) consumer discretionary; (iii) consumer staples; (iv) energy; (v) financials; (vi) health care; (vii) industrials; (viii) information technology; (ix) materials; (x) real estate; and (xi) utilities. Each sector is equally weighted, while constituents within each sector are weighted by float-adjusted market capitalization. The Underlying Index is constructed using a fixed eleven sector framework, with legacy sector classifications mapped into current sectors to ensure consistency through time. Any legacy or discontinued sector classifications are mapped into the most economically comparable current sector. Within each sector, the eligible stocks that are selected for inclusion in the Underlying Index’s portfolio are weighted in proportion to their float adjusted market capitalization relative to other eligible stocks selected for inclusion from the same sector.

Within each sector, the eligible stocks that are selected for inclusion in the Underlying Index’s portfolio are weighted in proportion to their float adjusted market capitalization relative to other eligible stocks selected for inclusion from the same sector.

The Underlying Index is reconstituted and rebalanced quarterly. The Underlying Index’s constituent membership, sector classification, and float-adjusted market capitalization are determined as of the last trading day of the month preceding each calendar quarter-end. If a sector has zero eligible constituents at a reconstitution date, that sector is excluded from the Underlying Index and the total Underlying Index weight is redistributed pro rata across the remaining eligible sectors.

The Fund will normally invest at least 80% of its net assets in securities that comprise the Underlying Index.